Other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other receivables [Abstract]
Schedule of other receivables
	December 31, 2020	December 31, 2019
Advance payments to suppliers	479	—
Value added tax receivable	38,337	26,438
Withholding tax receivable	6,087	24,113
Deposit credit cards	10,040	80,040
Other	25,918	204,708
Total other receivables	80,861	335,299